ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	36.8%
ACC Auto Trust Series 2022-A(a) 4.58%, 07/15/26		$7,524,090	$7,394,394
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		1,972,895	1,731,294
Clsec Holdings 22t LLC Series 2021-1(a) 6.17%, 05/11/37		14,383,363	11,614,554
CP EF Asset Securitization I LLC Series 2022-1A(a) 5.96%, 04/15/30		4,047,300	3,981,243
Goldman Home Improvement Issuer Trust Series 2022-GRN1(a)(b)(c)(d) 0.00%, 06/25/52		50,000	6,397,500
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,583,432	3,753,829
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor)(a)(e) 7.84%, 01/20/35		3,000,000	2,776,039
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		1,328,122	1,165,376
Mercury Financial Credit Card Master Trust Series 2022-3A(a) 13.44%, 06/21/27		3,550,000	3,558,794
MF1 LLC Series 2022-FL9 (Floating, CME Term SOFR 1M + 2.15%, 2.15% Floor)(a)(e) 6.47%, 06/19/37		10,000,000	9,853,490
Mission Lane Credit Card Master Trust Series 2022-A(a) 6.92%, 09/15/27		3,000,000	2,929,949
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		11,433,073	10,073,221
Oasis Securitization Funding LLC Series 2021-1A(a) 2.58%, 02/15/33		337,351	332,421
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		5,715,195	5,573,445
PAGAYA AI Debt Trust Series 2022-2(a) 4.97%, 01/15/30		7,945,613	7,757,087
PMT Issuer Trust - FMSR Series 2022-FT1 (Floating, U.S. 30-Day Average SOFR + 4.19%, 4.19% Floor)(a)(e) 8.13%, 06/25/27		8,000,000	7,699,485
PNMAC GMSR ISSUER TRUST Series 2022-GT1 (Floating, U.S. 30-Day Average SOFR + 4.25%)(a)(e) 8.18%, 05/25/27		12,000,000	11,342,000
Project Silver Series 2019-1(a) 3.97%, 07/15/44		3,359,149	2,646,386
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 9.97%, 05/15/32		2,250,000	2,179,394
Santander Bank Auto Credit-Linked Notes Series 2022-A(a) 12.66%, 05/15/32		8,250,000	7,922,472
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		4,786,168	4,056,278
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(e) 7.71%, 07/25/34		4,000,000	3,579,420

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(e) 7.61%, 10/25/34		$2,750,000	$2,468,832
U.S. Auto Funding Trust Series 2022-1A(a) 3.98%, 04/15/25		3,637,930	3,588,910
U.S. Auto Funding Trust Series 2022-1A(a) 11.79%, 06/15/29		5,000,000	4,552,350
Upstart Securitization Trust Series 2022-2(a) 4.37%, 05/20/32		6,718,920	6,568,757
Upstart Securitization Trust Series 2022-3(a)(b)(d) 0.00%, 06/20/32		5,575	1,177,673
TOTAL ASSET-BACKED SECURITIES (Cost $147,015,031)			136,674,593
BANK DEBTS	7.3%
PREIT Associates L.P. 9.61%, 12/10/23		2,617,240	2,486,378
Talen Energy Supply LLC 4.40%, 11/13/23		11,772,868	11,839,149
Talen Energy Supply LLC(f) 11/13/23		7,576,000	7,618,653
Travelport Finance Luxembourg S.a.r.l. 11.39%, 02/28/25		5,281,009	5,280,428
TOTAL BANK DEBTS (Cost $27,242,991)			27,224,608
CORPORATE BONDS	12.7%
Arrow Bidco LLC(a) 9.50%, 03/15/24		3,310,000	3,302,048
Centene Corp. 4.25%, 12/15/27		5,000,000	4,693,875
Charter Communications Operating LLC 4.91%, 07/23/25		5,000,000	4,904,494
CSC Holdings LLC(a) 7.50%, 04/01/28		3,000,000	2,032,500
LABL, Inc.(a) 10.50%, 07/15/27		14,529,000	13,380,033
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		7,638,000	7,771,665
VICI Properties L.P.(a) 4.25%, 12/01/26		10,000,000	9,313,255
VICI Properties L.P.(a) 3.50%, 02/15/25		2,000,000	1,885,660
TOTAL CORPORATE BONDS (Cost $50,017,377)			47,283,530
MORTGAGE-BACKED SECURITIES	28.2%
PRIVATE	15.9%
Home Equity	14.7%
Angel Oak Mortgage Trust Series 2022-3(a)(g) 4.17%, 01/10/67		6,610,689	5,968,397

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Barclays Mortgage Loan Trust Series 2022-INV1(a)(g) 4.57%, 02/25/62		$8,472,800	$6,898,186
CWHEQ Home Equity Loan Trust Series 2006-S2 5.64%, 07/25/27		272,073	204,055
CWHEQ Home Equity Loan Trust Series 2006-S3 (Step to 6.46% on 2/25/23)(h)(i) 5.84%, 06/25/21		9	623,420
CWHEQ Home Equity Loan Trust Series 2006-S5(i) 5.75%, 06/25/35		23	1,811,160
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.60%, 0.40% Floor)(c)(d)(e) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(e) 4.89%, 05/25/36		2,695,000	2,533,300
Home Equity Mortgage Trust Series 2006-1 (Step to 5.78% on 4/25/36)(h) 5.80%, 05/25/36		469,265	444,017
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(e) 4.85%, 09/25/36		2,708,000	5,436
Home Equity Mortgage Trust Series 2006-3 (Step to 5.97% on 1/25/23)(h) 5.97%, 09/25/36		2,976,807	2,690,971
Home Equity Mortgage Trust Series 2006-3 (Step to 5.97% on 1/25/23)(h) 6.09%, 09/25/36		4,976,000	1,745,568
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(c)(d)(e) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(e) 4.52%, 11/25/36		1,354,000	3,810
Home Equity Mortgage Trust Series 2006-4(j) 6.17%, 11/25/36		5,232,355	4,734,242
Home Equity Mortgage Trust Series 2006-4(j) 6.23%, 11/25/36		3,943,796	1,941,326
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(e) 4.79%, 01/25/37		325,277	48,792
Home Equity Mortgage Trust Series 2006-5 (Step to 1.47% on 2/25/37)(h) 6.00%, 01/25/37		8,273,899	7,615,917
Imperial Fund Mortgage Trust Series 2022-NQM4 (Step to 5.04% on 2/25/23)(a)(h) 5.04%, 06/25/67		4,000,000	3,279,660
Imperial Fund Mortgage Trust Series 2022-NQM5 (Step to 6.36% on 8/25/26)(a)(h) 6.25%, 08/25/67		4,125,000	3,642,580

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(e) 4.83%, 12/16/35		$1,085,888	$825,275
JP Morgan Resecuritization Trust Series 2009-7(a)(g) 7.00%, 09/27/37		9,587,937	4,199,614
PRPM Trust Series 2022-INV1(a)(g) 4.45%, 04/25/67		2,600,000	1,885,397
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(c)(e)(k) 1.51%, 07/25/36		11,975,566	1,202,832
Total Home Equity (Cost $56,705,387)			54,681,760
Commercial Mortgage-Backed Securities	1.2%
CSMC Trust Series 2022-NQM4 (Step to 5.16% on 7/25/26)(a)(h) 4.82%, 06/25/67		4,848,900	4,359,181
Total Commercial Mortgage-Backed Securities (Cost $4,658,643)			4,359,181
U.S. GOVERNMENT AGENCIES	12.3%
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(e) 10.14%, 02/25/29		25,538,666	25,696,268
Government National Mortgage Association Series 2021-205 (Floating, 3.20% - U.S. 30-Day Average SOFR, 3.20% Cap)(c)(e)(k) 0.00%, 11/20/51		182,889,791	3,081,949
Government National Mortgage Association Series 2021-70(c)(g)(k) 0.71%, 04/16/63		287,290,995	16,837,579
TOTAL U.S. GOVERNMENT AGENCIES (Cost $61,517,885)			45,615,796
TOTAL MORTGAGE-BACKED SECURITIES (Cost $122,881,915)			104,656,737
MUNICIPAL BONDS	8.2%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond(l) 7.50%, 08/20/40		31,681,998	26,454,468
Puerto Rico Commonwealth Notes, Subseries CW(c)(m) 0.00%, 11/01/43		9,482,569	4,148,624
TOTAL MUNICIPAL BONDS (Cost $33,726,128)			30,603,092

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	12.5%
Northern Institutional Treasury Portfolio (Premier Class), 3.75%(n)		46,352,888	46,352,888
TOTAL SHORT-TERM INVESTMENTS (Cost $46,352,888)			46,352,888
TOTAL INVESTMENTS (Cost $427,236,330)	105.7%		392,795,448

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS	(4.2)%
RBC Capital Markets LLC, 4.55% (Reverse Repurchase Agreement dated 12/13/22 to be repurchased at $7,570,039 on 01/03/23. Collateralized by VICI Properties L.P., 4.25%, with a value of $9,313,255, due at 12/01/26)		$(7,550,000)	$(7,550,000)
RBC Capital Markets LLC, 4.55% (Reverse Repurchase Agreement dated 12/14/22 to be repurchased at $7,957,564 on 01/03/23. Collateralized by LABL, Inc., 10.50%, with a value of $9,209,191, due at 07/15/27)		(7,937,500)	(7,937,500)
TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(15,487,500))			(15,487,500)
NET OTHER ASSETS (LIABILITIES)	(1.5)%		(5,566,465)
NET ASSETS	100.0%		$371,741,483

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Equity tranche security.
(c)Non-income producing security.
(d)Security valued pursuant to Level 3 unobservable inputs.
(e)Floating rate security. The rate presented is the rate in effect at December 31, 2022, and the related index and spread are shown parenthetically for each security.
(f)Position is unfunded. Contract rate was not determined at December 31, 2022 and does not take effect until drawn.
(g)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(h)Step coupon bond. Rate as of December 31, 2022 is disclosed.
(i)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(j)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(k)Interest only security
(l)Security is a payment in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
(m)These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)7-day current yield as of December 31, 2022 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation